SUMMARY OF IMPAIRED LOANS	12 Months Ended
Dec. 31, 2011
Summary Of Impaired Loans [Abstract]
Summary Of Impaired Loans [Text Block]
NOTE 5	SUMMARY OF IMPAIRED LOANS

The following schedule summarizes impaired loans (in thousands) at December 31, 2011 and 2010, segregated by those for which a specific allowance was required and those for which a specific allowance was not necessary.

				YTD
		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
December 31, 2011	Investment	Balance	Allowance	Investment	Recognized
With no related allowance recorded:
Commercial
Operating	$149	$181	$—	$151	$9
Real estate, other	3,668	3,668	—	1,954	218
With an allowance recorded:
Commercial
Operating	177	177	94	176	9
Real estate, 1-4 family	283	283	200	307	11
Real estate, other	3,123	3,123	157	2,356	163
Total	$7,400	$7,432	$451	$4,944	$410

				YTD
		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
December 31, 2010	Investment	Balance	Allowance	Investment	Recognized
With no related allowance recorded:
Commercial
Operating	$331	$363	$—	$170	$26
Real estate, 1-4 family	53	106	—	53	—
Real estate, other	500	562	—	238	19
With an allowance recorded:
Commercial
Real estate, 1-4 family	405	452	71	112	29
Real estate, other	485	713	45	638	14
Consumer, other	90	90	40	8	—
Total	$1,864	$2,286	$156	$1,219	$88